Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Company Net Income (in thousands) (5)	Company Selected Measure Net Sales (in thousands) (5)
2024	4,780,362	2,340,513	1,756,723	1,099,108	107.41	434.04	404,488	2,313,314
2023	7,111,530	12,940,505	2,810,684	4,035,955	120.29	296.83	428,403	2,300,845
2022	4,508,367	571,286	1,514,556	551,000	98.79	183.92	318,757	1,918,958
2021	3,661,366	3,978,785	1,421,813	1,523,590	124.16	433.35	360,797	1,731,170
2020	3,537,446	5,159,285	1,314,773	1,811,197	119.23	291.17	347,564	1,688,189

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
Amounts represent compensation reported in the Summary Compensation Table for our CEO, Steve Downing, for the respective years shown.
	Non-PEO NEOs included in the Average Calculations for each year presented are: Neil Boehm, Kevin Nash, Matt Chiodo, and Scott Ryan.
Peer Group Issuers, Footnote
The peer group used for purposes of this disclosure is the Russell 3000 Automobiles and Parts Supersector Index, which we also utilize in the stock performance graph provided in our annual report pursuant to Item 201(e) of Regulation S-K. For purposes of disclosure in our 2023 proxy statement, we used the Dow Jones Auto Index (the "Prior Peer Group"). We believe the Russell 3000 Automobiles and Parts Supersector Index is a better comparative index than the Prior Peer Group due to the limited number of companies used in the Prior Peer Group and the Company's outsized impact on the performance of the Prior Peer Group. The 2023 retention grant was based on the TSR of the Russell 3000 Automobiles and Parts Supersector. The TSR for the Prior Peer Group for each respective year reported in the table is as follows: $117.51 as of December 31, 2020; $142.18 as of December 31, 2021; $104.59 as of December 31, 2022; $104.54 as of December 31, 2023; and $81.90 as of December 31, 2024.

PEO Total Compensation Amount	$ 4,780,362	$ 7,111,530	$ 4,508,367	$ 3,661,366	$ 3,537,446
PEO Actually Paid Compensation Amount	$ 2,340,513	12,940,505	571,286	3,978,785	5,159,285
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid ("CAP") amounts include total compensation per the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with applicable SEC rules. For awards with dividend rights, these amounts are paid in Company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee and the Board in regards to the CEO's compensation for each fiscal year, please see the Compensation Discussion and Analysis section of the Proxy Statements reporting pay for the fiscal years covered in the table above.

	2024		2023		2022		2021		2020
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total Compensation ($)	4,780,362	1,756,723	7,111,530	2,810,684	4,508,367	1,514,556	3,661,366	1,421,813	3,537,446	1,314,773
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	(2,931,383)	(787,506)	(4,418,429)	(1,525,194)	(2,865,225)	(696,593)	(2,132,006)	(709,037)	(1,843,293)	(538,150)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,422,263	650,751	7,314,339	2,058,941	2,532,729	615,757	2,128,952	708,021	2,012,320	587,498
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(2,042,966)	(558,216)	3,823,698	973,959	(2,803,562)	(665,677)	298,465	91,118	1,375,085	404,409
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	112,237	37,356	(357,629)	(126,852)	(434,402)	(123,166)	22,008	11,675	77,727	42,667
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	(533,004)	(155,583)	(366,621)	(93,877)	—	—	—	—
Compensation Actually Paid ($)	2,340,513	1,099,108	12,940,505	4,035,955	571,286	551,000	3,978,785	1,523,590	5,159,285	1,811,197

Non-PEO NEO Average Total Compensation Amount	$ 1,756,723	2,810,684	1,514,556	1,421,813	1,314,773
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,099,108	4,035,955	551,000	1,523,590	1,811,197
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid ("CAP") amounts include total compensation per the Summary Compensation Table, adjusted as set forth in the table below, as determined in accordance with applicable SEC rules. For awards with dividend rights, these amounts are paid in Company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee and the Board in regards to the CEO's compensation for each fiscal year, please see the Compensation Discussion and Analysis section of the Proxy Statements reporting pay for the fiscal years covered in the table above.

	2024		2023		2022		2021		2020
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total Compensation ($)	4,780,362	1,756,723	7,111,530	2,810,684	4,508,367	1,514,556	3,661,366	1,421,813	3,537,446	1,314,773
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year ($)	(2,931,383)	(787,506)	(4,418,429)	(1,525,194)	(2,865,225)	(696,593)	(2,132,006)	(709,037)	(1,843,293)	(538,150)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,422,263	650,751	7,314,339	2,058,941	2,532,729	615,757	2,128,952	708,021	2,012,320	587,498
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(2,042,966)	(558,216)	3,823,698	973,959	(2,803,562)	(665,677)	298,465	91,118	1,375,085	404,409
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	112,237	37,356	(357,629)	(126,852)	(434,402)	(123,166)	22,008	11,675	77,727	42,667
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	(533,004)	(155,583)	(366,621)	(93,877)	—	—	—	—
Compensation Actually Paid ($)	2,340,513	1,099,108	12,940,505	4,035,955	571,286	551,000	3,978,785	1,523,590	5,159,285	1,811,197

Compensation Actually Paid vs. Total Shareholder Return
The graphs below describe the relationship between pay and performance by comparing compensation actually paid to our CEO, as well as average compensation actually paid to our other NEOs, to our cumulative TSR, peer group TSR, net income, and net sales.

Compensation Actually Paid vs. Net Income
The graphs below describe the relationship between pay and performance by comparing compensation actually paid to our CEO, as well as average compensation actually paid to our other NEOs, to our cumulative TSR, peer group TSR, net income, and net sales.

Compensation Actually Paid vs. Company Selected Measure
The graphs below describe the relationship between pay and performance by comparing compensation actually paid to our CEO, as well as average compensation actually paid to our other NEOs, to our cumulative TSR, peer group TSR, net income, and net sales.

Total Shareholder Return Vs Peer Group
The graphs below describe the relationship between pay and performance by comparing compensation actually paid to our CEO, as well as average compensation actually paid to our other NEOs, to our cumulative TSR, peer group TSR, net income, and net sales.

Tabular List, Table

Measure	Description
EBITDA	Earnings before Interest, Taxes, Depreciation, and Amortization.
ROIC	Return On Invested Capital
Operating Income	GAAP Operating Income compared to target
Earnings Per Diluted Share	GAAP Earnings Per Diluted Share compared to target

Total Shareholder Return Amount	$ 107.41	120.29	98.79	124.16	119.23
Peer Group Total Shareholder Return Amount	434.04	296.83	183.92	433.35	291.17
Net Income (Loss)	$ 404,488,000	$ 428,403,000	$ 318,757,000	$ 360,797,000	$ 347,564,000
Company Selected Measure Amount	2,313,314,000	2,300,845,000	1,918,958,000	1,731,170,000	1,688,189,000
PEO Name	Steve Downing
Additional 402(v) Disclosure	Net Sales is selected as the most important performance measurement for the current year, which together with net income, are presented in the table.
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings Per Diluted Share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,931,383)	$ (4,418,429)	$ (2,865,225)	$ (2,132,006)	$ (1,843,293)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,422,263	7,314,339	2,532,729	2,128,952	2,012,320
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,042,966)	3,823,698	(2,803,562)	298,465	1,375,085
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,237	(357,629)	(434,402)	22,008	77,727
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(533,004)	(366,621)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(787,506)	(1,525,194)	(696,593)	(709,037)	(538,150)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	650,751	2,058,941	615,757	708,021	587,498
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(558,216)	973,959	(665,677)	91,118	404,409
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,356	(126,852)	(123,166)	11,675	42,667
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (155,583)	$ (93,877)	$ 0	$ 0